Financial Instruments Designated at Fair Value Through Profit or Loss - Changes In Fair Value Attributable To Changes In The Bank'S Own Credit Risk For Financial Liabilities Designated At Fair Value (Detail) - Senior note liabilities [member] - CAD ($)
$ in Millions
		12 Months Ended
		Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Contractual maturity amount	[1]	$ 21,786	$ 19,098
Carrying value	[2]	22,493	18,899
Difference between carrying value and contractual maturity amount		(707)	199
Changes in fair value for the period attributable to changes in own credit risk recorded in other comprehensive income		(270)	(404)
Cumulative changes in fair value attributable to changes in own credit risk	[1]	$ (729)	$ (459)

[1]	The cumulative change in fair value is measured from the instruments’ date of initial recognition.
[2]	Changes in fair value attributable to changes in the Bank’s own credit risk are recorded in other comprehensive income. Other changes in fair value are recorded in non-interest income – trading revenues. The offsetting fair value changes from associated derivatives is also recorded in non-interest income – trading revenues.